Income Taxes - Net Deferred Tax Assets Reflected in Consolidated Balance Sheets (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Deferred tax assets	$ 591	$ 852	[1]
Deferred tax liabilities	(114)	(94)	[1]
Net deferred tax assets	$ 477	$ 758

[1]	2017 figures have been recast following the retrospective adoption on January 1, 2018 of the updated accounting standards for revenue recognition (ASC 606).